Other investments (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other investments
Other investments	12,022	13,226
Equity method investments
Other investments
Other investments	2,167	2,542
Non-marketable equity securities
Other investments
Other investments	7,296	7,879
Real estate held for investment
Other investments
Other investments	687	783
Accumulated depreciation, real estate held for investment	330	327	321
Impairment charges	13	3
Life finance instruments
Other investments
Other investments	1,872	2,022
Bank
Other investments
Other investments	11,816	12,915
Bank | Equity method investments
Other investments
Other investments	2,147	2,508
Bank | Non-marketable equity securities
Other investments
Other investments	7,156	7,654
Bank | Real estate held for investment
Other investments
Other investments	641	731
Accumulated depreciation, real estate held for investment	280	278	273
Impairment charges	13	3
Bank | Life finance instruments
Other investments
Other investments	1,872	2,022